Note 15 - Financial Assets at Fair Value Through Other Comprehensive Income - Debt Securities FVOCI (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Debt Securities FVOCI Abstract
Government Securities FVOCI	$ 9,815,621,000	$ 8,239,068,000	$ 5,750,969,000
BCRA Bills FVOCI	0	15,590,426,000	10,915,862,000
BCRA Bills Pledged as Collateral FVOCI	1,061,766,000	1,141,301,000	270,730,000
BCRA Liquidity Bills FVOCI	13,815,040,000	0	0
Private Securities Corporate Bonds FVOCI	113,148,000	237,104,000	276,801,000
Government Securities Pledged as Collateral FVOCI	16,035,000	0	1,962,000
Allowances for Loans Losses of Debt Securities FVOCI	(271,574,000)	(5,664,000)	(1,504,000)
Total Debt Securities FVOCI	$ 24,550,036,000	$ 25,202,235,000	$ 17,214,820,000